Filed Pursuant to Rule 497(e)
1933 Act File No. 033-52154
1940 Act No. 811-07168

Hennessy Cornerstone Mid Cap 30 Fund

Investor Class HFMDX| Institutional Class HIMDX

September 3, 2025

Supplement to the Statutory Prospectus dated February 28, 2025

Effective as of September 3, 2025, the Hennessy Cornerstone Growth Mid Cap 30 Fund is adjusting the market capitalization range of what it considers to be a mid‑capitalization stock to $2 billion to $25 billion. Accordingly, the phrase “between $1 billion and $10 billion” is hereby replaced with “between $2 billion and $25 billion” in the “Principal Investment Strategy” section of the prospectus.

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